UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 Form 13F

 Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: CoBiz Investment Management, LLC
Address: 1099 18th Street, Suite 2810
Denver, CO 80202

13F File Number: 028-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rita Koch Day
Title: SVP, Senior Portfolio Manager / Chief Compliance Officer
Phone: 303-298-1858

Signature, Place, and Date of Signing:

 /s/ Rita Koch Day Denver, CO August 6, 2010

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $143,861 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report. NONE


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FORM 13F
As of 06/30/2010

														(SEC USE ONLY)
Page 1 of 1
		Name of Reporting Manager: 					CoBiz Investment Management



					ITEM 5:			ITEM 6:			ITEM 7:	ITEM 8:

			ITEM 3	ITEM 4:	Shares of			Investment Discretion			Managers	Voting Authority (Shares)
ITEM 1:	ITEM 2:		CUSIP	Fair Market	Principal				b) Shared as	c) Shared	see
Name of Issuer	Title of Class		Number	Value	Amount			a) Sole	defined in Inst. V	Other	instr. V	a) Sole			b)Shared					c)None
ABBOTT LABORATORIES	Common Stocks		2824100	3416	"73,015"			X				X
AT&T INC.	Common Stocks		00206R102	2252	"93,101"			X				X
AUTOMATIC DATA PROCESSING	Common Stocks		53015103	3891	"96,656"			X				X
BANK OF NEW YORK MELLON	Common Stocks		64058100	2618	"106,043"			X				X
BAXTER INTERNATIONAL INC.	Common Stocks		71813109	3129	"76,998"			X				X
BED BATH & BEYOND	Common Stocks		75896100	3757	"101,323"			X				X
CHEVRONTEXACO CORP	Common Stocks		166764100	4455	"65,655"			X				X
CINTAS CORPORATION	Common Stocks		172908105	2873	"119,851"			X				X
CISCO SYSTEMS INC.	Common Stocks		17275R102	4426	"207,683"			X				X
COSTCO WHOLESALE CORPORATION	Common Stocks		22160K105	3307	"60,314.79"			X				X
CVS/CAREMARK CORP	Common Stocks		126650100	3371	"114,964.82"			X				X
DEVON ENERGY CORPORATION	Common Stocks		25179M103	2017	"33,116"			X				X
EMERSON ELECTRIC CO.	Common Stocks		291011104	3418	"78,229.00"			X				X
EXXON MOBIL CORPORATION	Common Stocks		30231G102	4582	"80,285"			X				X
FRANKLIN COVEY CO	Common Stocks		353469109	416	"64,051"			X				X
GENERAL ELECTRIC CO	Common Stocks		369604103	2225	"154,298.91"			X				X
HEWLETT-PACKARD CO	Common Stocks		428236103	4632	"107,032.10"			X				X
HOME DEPOT INC	Common Stocks		437076102	2945	"104,929"			X				X
HONEYWELL INTERNATIONAL INC	Common Stocks		438516106	3078	"78,866.16"			X				X
INTL BUSINESS MACHINES CORP	Common Stocks		459200101	4067	"32,940"			X				X
IPATH DOW JONES-UBS COMMODITY	Common Stocks		06738C778	1657	"44,016"			X				X
ISHARES RUSSELL 2000 GROWTH	Common Stocks		464287648	289	"4,347"			X				X
ISHARES S&P 500	Common Stocks		464287200	773	"7,472"			X				X
ISHARES TR MSCI EMERG MKT	Common Stocks		464287234	227	"6,088"			X				X
ISHARES TR-RUS2000	Common Stocks		464287655	284	"4,639"			X				X
JOHNSON & JOHNSON	Common Stocks		478160104	3841	"65,034"			X				X
JPMORGAN CHASE & CO	Common Stocks		46625H100	4070	"111,182.40"			X				X
KIMBERLY-CLARK CORP	Common Stocks		494368103	3393	"55,957"			X				X
KRAFT FOODS INCORPORATED	Common Stocks		50075N104	3291	"117,546"			X				X
MICROSOFT CORPORATION	Common Stocks		594918104	3543	"153,988"			X				X
NORTHROP GRUMMAN CORP	Common Stocks		666807102	3221	"59,162"			X				X
OCCIDENTAL PETROLEUM	Common Stocks		674599105	2825	"36,621"			X				X
ORACLE CORP	Common Stocks		68389X105	2969	"138,372"			X				X
PEPSICO INC	Common Stocks		713448108	2831	"46,449"			X				X
PFIZER INC	Common Stocks		717081103	2145	"150,412"			X				X
PRAXAIR INC	Common Stocks		74005P104	5054	"66,508"			X				X
PROCTER & GAMBLE CO	Common Stocks		742718109	233	"3,891"			X				X
PRUDENTIAL FINANCIAL INC	Common Stocks		744320102	3706	"69,057"			X				X
SCHLUMBERGER  LTD.	Common Stocks		806857108	2421	"43,747"			X				X
SPRD S&P 500 ETF TRUST	Common Stocks		78462F103	235	"2,276"			X				X
T ROWE PRICE GROUP INC	Common Stocks		74144T108	2659	"59,892"			X				X
TARGET CORP	Common Stocks		8.76E+110	3244	"65,985"			X				X
TEXAS INSTRUMENTS	Common Stocks		882508104	2486	"106,770.16"			X				X
TIME WARNER INC NEW COM	Common Stocks		887317303	2695	"93,218"			X				X
US BANCORP	Common Stocks		902973304	2447	"109,494"			X				X
VANGUARD EMERGING MARKETS	Common Stocks		922042858	484	"12,738"			X				X
VANGUARD REIT ETF	Common Stocks		922908553	459	"9,863"			X				X
VERIZON COMMUNICATIONS CORP	Common Stocks		92343V104	2292	"81,791"			X				X
WAL-MART STORES INC	Common Stocks		931142103	2301	"47,877"			X				X
WASTE MANAGEMENT INC	Common Stocks		94106L109	2871	"91,753"			X				X
WATERS CORPORATION	Common Stocks		941848103	4558	"70,452"			X				X
WELLS FARGO & CO NEW	Common Stocks		949746101	2431	"94,970"			X				X
XILINX INCORPORATED	Common Stocks		983919101	3051	"120,797.15"			X				X

COLUMN TOTAL$ 143861
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